LOOMIS SAYLES GOVERNMENT SECURITIES FUND

SUPPLEMENT DATED MARCH 21, 2005 TO CDC NVEST INCOME FUNDS CLASSES A, B AND C AND CLASS Y PROSPECTUS EACH DATED FEBRUARY 1, 2005, EACH AS MAY BE SUPPLEMENTED FROM TIME TO TIME

As of the close of business on March 18, 2005, the Loomis Sayles Government Securities Fund transferred all of its assets and liabilities to the Loomis Sayles Limited Term Government and Agency Fund.

The Loomis Sayles Government Securities Fund no longer exists and as a result is not available for purchase or exchange.


                                                                      SP253-0305

              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                                  (THE "FUND")

Supplement dated March 21, 2005 to the CDC Nvest Income Funds Classes A, B and C Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective March 21, 2005, Loomis, Sayles & Company, L.P. has reduced its advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets. Accordingly, the Annual Fund Operating Expenses table on page 27 and the Example table on page 28 of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------- ------------------------------------
                                LOOMIS SAYLES LIMITED TERM
                                GOVERNMENT AND AGENCY FUND*
--------------------------- ------------------------------------
--------------------------- ---------- ------------ ------------
                             CLASS A     CLASS B      CLASS C
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Management fees             0.50%      0.50%        0.50%
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Distribution and/or
service (12b-1) fees        0.25%      1.00%**      1.00%**
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Other expenses              0.42%      0.42%        0.42%
--------------------------- ---------- ------------ ------------
--------------------------- ---------- ------------ ------------
Total annual fund           1.17%      1.92%        1.92%
operating expenses
--------------------------- ---------- ------------ ------------

* Expense information in the table has been restated to reflect current fees and expenses, including changes to the management fee effective March 21, 2005 and changes to the transfer agency fees effective January 1, 2005.

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE

---------------- ---------------------------------------------------
                  LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY
                                       FUND*
---------------- ---------------------------------------------------
---------------- --------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
1 year              $ 416      $ 695     $ 195      $ 295     $ 195
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
3 years             $ 660      $ 903     $ 603      $ 603     $ 603
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
5 years             $ 924    $ 1,237   $ 1,037    $ 1,037   $ 1,037
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
10 years**        $ 1,678    $ 2,048   $ 2,048    $ 2,243   $ 2,243
---------------- --------- ---------- --------- ---------- ---------

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*    Reflects current fees and expenses.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


                                                                      SP254-0305